FAIR VALUE DISCLOSURES, Part 1 (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
FAIR VALUE DISCLOSURES [Abstract]
Value of collateral-dependent impaired loans that will be reviewed by independent third party, minimum	$ 250,000
Value of collateral-dependent impaired loans that will be reviewed by special assets group, maximum	250,000
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities	498,000		110,000
Securities available for sale [Abstract]
U.S. agency	31,808,000		30,667,000
US agency residential mortgage backed	203,460,000		127,412,000
Private label residential mortgage-backed	6,788,000		8,194,000
Other asset backed	45,185,000
Obligations of states and political subdivisions	153,678,000		39,051,000
Corporate	19,137,000
Trust preferred	2,425,000		3,089,000
Loans held for sale	20,390,000		47,487,000
Derivatives	494,000	[1]	1,368,000	[1]
Liabilities [Abstract]
Derivatives	0	[2]	1,320,000	[2]
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	7,773,000	[3]	8,814,000	[3]
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	1,997,000	[4]	3,727,000	[4]
Land, land development & construction - real estate	673,000	[4]	2,882,000	[4]
Commercial and industrial	2,927,000	[4]	6,581,000	[4]
Mortgage [Abstract]
1-4 Family	1,455,000	[4]	2,694,000	[4]
Resort Lending	340,000	[4]	380,000	[4]
Commercial [Abstract]
Income producing - real estate	1,997,000	[4]	3,727,000	[4]
Land, land development & construction - real estate	673,000	[4]	2,882,000	[4]
Commercial and industrial	2,927,000	[4]	6,581,000	[4]
Mortgage [Abstract]
1-4 Family	1,455,000	[4]	2,694,000	[4]
Resort Lending	340,000	[4]	380,000	[4]
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	559,000	[5]	86,000	[5]
Land, land development & construction - real estate	1,047,000	[5]	3,190,000	[5]
Mortgage [Abstract]
1-4 Family	337,000	[5]	405,000	[5]
Resort Lending	1,257,000	[5]	3,535,000	[5]
Commercial [Abstract]
Income producing - real estate	559,000	[5]	86,000	[5]
Land, land development & construction - real estate	1,047,000	[5]	3,190,000	[5]
Mortgage [Abstract]
1-4 Family	337,000	[5]	405,000	[5]
Resort Lending	1,257,000	[5]	3,535,000	[5]
Installment [Abstract]
Home equity installment - 1st lien	29,000	[5]	59,000	[5]
Payment plan receivables [Abstract]
Full refund/partial refund	2,668,000	[5]
Loans held for sale relating to branch sale			3,292,000	[5]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Trading securities	498,000		110,000
Securities available for sale [Abstract]
Derivatives	0		0
Liabilities [Abstract]
Derivatives	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities	498,000		110,000
Securities available for sale [Abstract]
U.S. agency	0		0
US agency residential mortgage backed	0		0
Private label residential mortgage-backed	0		0
Other asset backed	0
Obligations of states and political subdivisions	0		0
Corporate	0
Trust preferred	0		0
Loans held for sale	0		0
Derivatives	0	[1]	0	[1]
Liabilities [Abstract]
Derivatives	0	[2]	0	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	0	[3]	0	[3]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	0	[4]	0	[4]
Land, land development & construction - real estate	0	[4]	0	[4]
Commercial and industrial	0	[4]	0	[4]
Mortgage [Abstract]
1-4 Family	0	[4]	0	[4]
Resort Lending	0	[4]	0	[4]
Commercial [Abstract]
Income producing - real estate	0	[4]	0	[4]
Land, land development & construction - real estate	0	[4]	0	[4]
Commercial and industrial	0	[4]	0	[4]
Mortgage [Abstract]
1-4 Family	0	[4]	0	[4]
Resort Lending	0	[4]	0	[4]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	0	[5]	0	[5]
Land, land development & construction - real estate	0	[5]	0	[5]
Mortgage [Abstract]
1-4 Family	0	[5]	0	[5]
Resort Lending	0	[5]	0	[5]
Commercial [Abstract]
Income producing - real estate	0	[5]	0	[5]
Land, land development & construction - real estate	0	[5]	0	[5]
Mortgage [Abstract]
1-4 Family	0	[5]	0	[5]
Resort Lending	0	[5]	0	[5]
Installment [Abstract]
Home equity installment - 1st lien	0	[5]	0	[5]
Payment plan receivables [Abstract]
Full refund/partial refund	0	[5]
Loans held for sale relating to branch sale			0	[5]
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Trading securities	0		0
Securities available for sale [Abstract]
Derivatives	494,000		1,368,000
Liabilities [Abstract]
Derivatives	0		861,000
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities	0		0
Securities available for sale [Abstract]
U.S. agency	31,808,000		30,667,000
US agency residential mortgage backed	203,460,000		127,412,000
Private label residential mortgage-backed	6,788,000		8,194,000
Other asset backed	45,185,000
Obligations of states and political subdivisions	153,678,000		39,051,000
Corporate	19,137,000
Trust preferred	2,425,000		3,089,000
Loans held for sale	20,390,000		47,487,000
Derivatives	494,000	[1]	1,368,000	[1]
Liabilities [Abstract]
Derivatives	0	[2]	861,000	[2]
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	0	[3]	0	[3]
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	0	[4]	0	[4]
Land, land development & construction - real estate	0	[4]	0	[4]
Commercial and industrial	0	[4]	0	[4]
Mortgage [Abstract]
1-4 Family	0	[4]	0	[4]
Resort Lending	0	[4]	0	[4]
Commercial [Abstract]
Income producing - real estate	0	[4]	0	[4]
Land, land development & construction - real estate	0	[4]	0	[4]
Commercial and industrial	0	[4]	0	[4]
Mortgage [Abstract]
1-4 Family	0	[4]	0	[4]
Resort Lending	0	[4]	0	[4]
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	0	[5]	0	[5]
Land, land development & construction - real estate	0	[5]	0	[5]
Mortgage [Abstract]
1-4 Family	0	[5]	0	[5]
Resort Lending	0	[5]	0	[5]
Commercial [Abstract]
Income producing - real estate	0	[5]	0	[5]
Land, land development & construction - real estate	0	[5]	0	[5]
Mortgage [Abstract]
1-4 Family	0	[5]	0	[5]
Resort Lending	0	[5]	0	[5]
Installment [Abstract]
Home equity installment - 1st lien	0	[5]	0	[5]
Payment plan receivables [Abstract]
Full refund/partial refund	0	[5]
Loans held for sale relating to branch sale			3,292,000	[5]
Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Trading securities	0		0
Securities available for sale [Abstract]
Derivatives	0		0
Liabilities [Abstract]
Derivatives	0		459,000
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	7,773,000		8,814,000
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities	0		0
Securities available for sale [Abstract]
U.S. agency	0		0
US agency residential mortgage backed	0		0
Private label residential mortgage-backed	0		0
Other asset backed	0
Obligations of states and political subdivisions	0		0
Corporate	0
Trust preferred	0		0
Loans held for sale	0		0
Derivatives	0	[1]	0	[1]
Liabilities [Abstract]
Derivatives	0	[2]	459,000	[2]
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	7,773,000	[3]	8,814,000	[3]
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	1,997,000	[4]	3,727,000	[4]
Land, land development & construction - real estate	673,000	[4]	2,882,000	[4]
Commercial and industrial	2,927,000	[4]	6,581,000	[4]
Mortgage [Abstract]
1-4 Family	1,455,000	[4]	2,694,000	[4]
Resort Lending	340,000	[4]	380,000	[4]
Commercial [Abstract]
Income producing - real estate	1,997,000	[4]	3,727,000	[4]
Land, land development & construction - real estate	673,000	[4]	2,882,000	[4]
Commercial and industrial	2,927,000	[4]	6,581,000	[4]
Mortgage [Abstract]
1-4 Family	1,455,000	[4]	2,694,000	[4]
Resort Lending	340,000	[4]	380,000	[4]
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	559,000	[5]	86,000	[5]
Land, land development & construction - real estate	1,047,000	[5]	3,190,000	[5]
Mortgage [Abstract]
1-4 Family	337,000	[5]	405,000	[5]
Resort Lending	1,257,000	[5]	3,535,000	[5]
Commercial [Abstract]
Income producing - real estate	559,000	[5]	86,000	[5]
Land, land development & construction - real estate	1,047,000	[5]	3,190,000	[5]
Mortgage [Abstract]
1-4 Family	337,000	[5]	405,000	[5]
Resort Lending	1,257,000	[5]	3,535,000	[5]
Installment [Abstract]
Home equity installment - 1st lien	29,000	[5]	59,000	[5]
Payment plan receivables [Abstract]
Full refund/partial refund	2,668,000	[5]
Loans held for sale relating to branch sale			$ 0	[5]

[1]	Included in accrued income and other assets
[2]	Included in accrued expenses and other liabilities
[3]	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
[4]	Only includes impaired loans with specific loss allocations based on collateral value.
[5]	Only includes other real estate with subsequent write downs to fair value.